UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds

(Exact name of registrant as specified in charter)

13024 Ballantyne Corporate Place, Suite 225

Charlotte, North Carolina 28277

(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

13024 Ballantyne Corporate Place, Suite 225

Charlotte, North Carolina 28277

(Name and address of agent for service)

(866) 371-2399

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2016

Item 1. Reports to Stockholders.

HORIZON FUNDS	Annual Report

Horizon Active Asset Allocation Fund

Class	A	Shares	HASAX

Class	I	Shares	HASIX

Class	N	Shares	AAANX

Horizon Active Risk Assist® Fund

Class	A	Shares	ARAAX

Class	I	Shares	ACRIX

Class	N	Shares	ARANX

Horizon Active Income Fund

Class	A	Shares	AIHAX

Class	I	Shares	AIRIX

Class	N	Shares	AIMNX

November 30, 2016

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST FUND or HORIZON ACTIVE INCOME FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Member FINRA

Horizon Funds

Letter to Shareholders

November 30, 2016

Dear Shareholder:

In the following paragraphs we will recap the key factors affecting broad markets and the Horizon Funds through the fiscal year ending November 30, 2016.

Market Overview:

2016 was a year marked by three major events: the first quarter global turmoil, which saw international equities (as represented by the S&P Global ex-US BMI throughout) drop 14% in the first 5 weeks of the year only to fully recover by mid-April; the Brexit vote in June; and the U.S. presidential election of Donald Trump. After all of this, domestic stocks (as represented by the S&P 500 Index) returned 6.90% while international stocks returned -0.05%. In fixed income markets, U.S. yields rose approximately 0.20% while most foreign yields fell marginally. Volatility across markets was somewhat subdued after the tumultuous first quarter, normalizing quickly after the unforecasted results of both the Brexit and U.S. Presidential election votes. The U.S. dollar fell during the first half of the year, but recovered in the second half, finishing roughly flat for the full year period.

As mentioned above, the first quarter saw sharp drops in the prices of global equities and oil, coupled with sharply falling bond yields (U.S. 10 year from 2.27% to 1.77% over this period). A surprising move by the Chinese to devalue their currency was at the root of the first quarter market stress, but this was exacerbated by fears of slowing global growth (as demonstrated by the falling price of oil during the quarter and widening credit spreads). There wasn’t a single speech or event that stopped the sell-off, but once the reversal began, the recovery in asset prices was swift: the losses from the first half of the quarter were nearly fully recovered in its second half.

Following this recovery, markets were tightly range-bound and calm from the end of March until the Brexit vote. The vote itself caught many by surprise and caused swift and sharp losses in equity markets (worse internationally than in the U.S.) and the British pound. However, the drama was very short-lived: on the day after the vote (June 24th), international equities dropped 9.52% and domestic equities fell 5.43%. Within a week, though, these losses were also mostly recovered and equities moved higher in the first part of July, before settling in for an exceptionally slow summer period of subdued volatility across all major asset classes.

This subdued volatility environment persisted until the results of the U.S. election were called. After an even-briefer sell-off in equities than experienced after Brexit (about 2 hours in the middle of the night), U.S. equity markets began to march higher, along with the U.S. dollar and U.S. interest rates. These moves were not matched, however, by international markets, particularly emerging market equities as defined by the S&P Emerging BMI (which dropped over 6% in the days following the election).

All in all, this year was one of persistently low volatility, interrupted ever-more-briefly by events like Brexit and the Trump election. This last event, though, will have a lasting effect as market participants sort out the impact of higher U.S. interest rates and a potentially stronger U.S. dollar on the prospects of firms and regions around the globe.

Fund Reviews:

Horizon Active Asset Allocation Fund

The Horizon Active Asset Allocation Fund (N shares) finished 2016 with a return of 1.23% from election day (November 8th) until the end of November and had a return of -0.59% for the year ending November 30th. The final few months of the year included several key events that helped U.S. equities rally and put pressure on foreign stocks. The surprise victory by Donald Trump in the November presidential election led to an immediate

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2016

rally in domestic risk assets like small cap stocks. In December, the Federal Open Market Committee (FOMC) decided to raise rates after waiting all year. The tone of the FOMC meeting was more hawkish than expected, which helped the U.S. dollar strengthen and pushed bank stocks higher. Throughout the year, the Fund was helped by its large domestic exposure, which averaged 80%. On the flipside, the Fund was hurt by foreign stock exposure and specific positions in defensive assets like healthcare and dividend-focused stocks. When the markets quickly recovered from the first quarter correction and the Brexit vote, the lower risk positions did not fully capture the gains.

Horizon Active Income Fund

The Horizon Active Income Fund (N shares) gave back early year gains post-election and was down 2.03% for the year ending November 30th. For the most part, volatility in the bond markets increased in 2016. Interest rates were expected to rise and ultimately did in the fourth quarter as the FOMC raised its target rate. Prior to the fourth quarter, bonds generally drifted higher as the FOMC delayed the rate hike. After the first quarter of 2016, corporate bonds performed better than treasuries. The Fund drifted higher throughout the first nine months of the year as rates moved lower, but gave back those gains during the poor fourth quarter for bonds. The Fund increased positions to high yield bonds and preferred stocks in the second half of the year. Those positions performed well, but were not able to offset the losses in other fixed income positions including treasuries and municipal bonds.

Horizon Active Risk Assist Fund

The Horizon Active Risk Assist Fund (N shares) had a return of -0.54% for the year ending November 30th which slightly trailed international equities (-0.06%) and domestic equities (6.90%). As a risk mitigation strategy, the Fund performed well, with realized volatility of 12%, below domestic equities (14%) and international equities (19%). One of the three major events that affected the Fund was the first quarter sell-off in global markets that took domestic stocks down 12% and international stocks down 14% by the middle of February. The Fund was down 9% during this period. The Brexit vote in late June was another key event in 2016, which impacted international stocks more severely than domestic stocks – the Fund maintained its domestic-leaning allocation throughout this episode, which helped mitigate initial losses, but caused the Fund to underperform international equities as they recovered in early July. The final major event of 2016 was the election of Donald Trump as President, which produced sharp divergences for domestic stocks (+2.95%) versus international stocks (-1.79%), with the Fund participating in some of these gains (+0.89).

* * * * *

We are grateful for the opportunity to manage these Funds, and appreciate your continued investment in Horizon Funds.

January 3, 2017

The S&P Global ex-US BMI, comprised of the S&P Developed ex-US Broad Market Index and the S&P Emerging Broad Market Index, is a comprehensive, rules-based index that represents the composition of global stock markets, excluding the U.S. Indices presented here assume the reinvestment of dividends and distributions.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2016

The S&P Emerging BMI captures all companies domiciled in the emerging markets within the S&P Global BMI with a float-adjusted market capitalization of at least USD 100 million and a minimum annual trading liquidity of USD 50 million. The index is segmented by country/region, size (large, mid and small), style (value and growth), and GICS (sectors/industry groups).

One cannot invest in an index.

This information must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. In addition to the costs, fees, and expenses involved in investing in ETFs, ETFs are subject to additional risks including the risks that the market price of the shares may trade at a discount to their net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Small and Medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. The Fund may also use options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. Diversification does not assure a profit or protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

“Spread” is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

The Horizon Funds are distributed by Quasar Distributors, LLC.

Horizon Active Asset Allocation Fund

PORTFOLIO REVIEW

November 30, 2016

The Fund’s performance figures* for the periods ended November 30, 2016, compared to its benchmarks:

	One Year	Three Year (Annualized)	Since Commencement of Operations (Cumulative) (1)	Since Commencement of Operations (Annualized) (2)
Horizon Active Asset Allocation Fund Class A	-0.59%	N/A	N/A	5.08%
Horizon Active Asset Allocation Fund Class A with load	-6.30%	N/A	N/A	0.20%
Horizon Active Asset Allocation Fund Class N	-0.54%	1.81%	N/A	7.03%
Horizon Active Asset Allocation Fund Class I	N/A	N/A	0.43%	N/A
S&P 500 Total Return Index	8.06%	9.07%	3.86%	13.70%	(3)
S&P Global BMI ex-US Index (Gross - USD)	0.87%	-1.12%	-3.99%	4.30%	(3)

(1) Inception date is September 9, 2016 for Class I Shares.

(2) Inception date is September 4, 2015 for Class A Shares and January 31, 2012 for Class N Shares.

(3) The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund – Class N. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index (Gross – USD) since the commencement date of the Horizon Active Asset Allocation Fund – Class A are 14.00% and 4.52%, respectively.

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.62% for Class N shares and 1.62% for Class A shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist Fund

PORTFOLIO REVIEW

November 30, 2016

The Fund’s performance figures* for the periods ended November 30, 2016, compared to its benchmarks:

	One Year	Since Commencement of Operations (Cumulative) (1)	Since Commencement of Operations (Annualized) (2)
Horizon Active Risk Assist Fund Class A	-.59%	N/A	2.22%
Horizon Active Risk Assist Fund Class A with load	-6.37%	N/A	-2.56%
Horizon Active Risk Assist Fund Class N	-.54%	N/A	-1.11%
Horizon Active Risk Assist Fund Class I	N/A	0.62%	N/A
Barclays Aggregate Bond Index	2.17%	-2.65%	1.84%	(3)
S&P 500 Total Return Index	8.06%	3.86%	6.46%	(3)
S&P Global BMI ex-US Index (Gross - USD)	0.87%	-3.99%	-4.38%	(3)

(1) Inception date is September 9, 2016 for Class I Shares.

(2) Inception date is September 4, 2015 for Class A Shares and August 28, 2014 for Class N Shares.

(3) The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist Fund – Class N. The returns for the Barclays Aggregate Bond Index, S&P 500 Total Return Index and S&P Global BMI ex-US Index (Gross – USD) since the commencement date of the Horizon Active Risk Assist Fund – Class A are 1.83%, 14.00% and 4.52%, respectively.

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The estimated total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.63% for Class N shares and 1.63% for Class A shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund

PORTFOLIO REVIEW

November 30, 2016

The Fund’s performance figures* for the periods ended November 30, 2016, compared to its benchmarks:

	One Year	Three Year (Annualized)	Since Commencement of Operations (Cumulative)		Since Commencement of Operations (Annualized) (4)
Horizon Active Income Fund Class A	N/A	N/A	-1.74%	(1)	N/A
Horizon Active Income Fund Class A with load	N/A	N/A	-7.39%	(1)	N/A
Horizon Active Income Fund Class N	-2.03%	-0.25%	N/A		-0.21%
Horizon Active Income Fund Class I	N/A	N/A	-4.30%	(2)	N/A
Barclays Aggregate Bond Index	2.17%	2.79%	0.45%	(3)	2.78%

(1) Inception date is February 8, 2016 for Class A Shares.

(2) Inception date is September 9, 2016 for Class I Shares.

(3) The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund – Class A. The return for the Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund – Class I is -2.65%.

(4) Inception date is September 30, 2013 for Class N Shares.

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.50% for Class N shares and 1.50% for Class A shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

Horizon Funds

PORTFOLIO COMPOSITION

November 30, 2016

Horizon Active Asset Allocation Fund Portfolio Composition as of November 30, 2016:

% of Net Assets
Equity Funds	96.4%
Common Stock	3.1%
Short-Term Investments	1.3%
Purchased Call Options	0.5%
Liabilities in Excess of Other Assets	-1.3%

100.0%

Horizon Active Risk Assist Fund Portfolio Composition as of November 30, 2016:

% of Net Assets
Equity Funds	97.6%
Short-Term Investments	2.2%
Purchased Call Options	0.4%
Purchased Put Options	0.3%
Liabilities in Excess of Other Assets	-0.5%

100.0%

Horizon Active Income Fund Portfolio Composition as of November 30, 2016:

% of Net Assets
Bond Funds	54.3%
Equity Funds	43.6%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	-0.2%

100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Funds’ holdings.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS

November 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 96.4%
	Equity Funds - 96.4%
1,059,443	iShares MSCI ACWI ex US ETF	$42,292,965
619,737	iShares MSCI EAFE ETF	35,194,864
795,306	iShares MSCI Emerging Markets ETF	28,233,363
783,527	iShares S&P 500 Growth ETF (a)(b)	94,454,180
184,779	Vanguard Small-Cap Growth ETF	24,540,499
238,296	Vanguard Small-Cap Value ETF	28,214,246
1,086,736	Vanguard Value ETF (b)	99,121,191

	TOTAL EXCHANGE TRADED FUNDS (Cost - $343,200,788)	352,051,308

	COMMON STOCKS - 3.1%
	Construction - 0.0% ^
1,594	DR Horton, Inc.	44,186

	Finance and Insurance - 0.4%
2,317	American Express Co.	166,917
10,753	JPMorgan Chase & Co.	862,068
4,727	Nasdaq, Inc.	302,953

		1,331,938

	Health Care and Social Assistance - 0.0% ^
1,106	Universal Health Services, Inc.	136,060

	Information - 0.1%
10,452	CenturyLink, Inc.	245,831

	Internet - 0.1%
2,112	Facebook, Inc. - Class A **	250,103

	Manufacturing - 0.8%
2,009	Church & Dwight Co, Inc.	87,974
1,803	Cintas Corp.	206,624
9,948	The Dow Chemical Co.	554,303
7,233	Exxon Mobil Corp.	631,441
25,924	General Electric Co.	797,422
6,541	Mattel, Inc.	206,499
10,647	NIKE, Inc.	533,095

		3,017,358

	Medical Products and Services - 0.2%
6,928	Johnson & Johnson	771,086

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2016

Shares		Value
	Professional, Scientific, and Technical Services - 0.1%
1,617	Biogen, Inc. **	$475,511

	Real Estate Investment Trusts (REITs) - 0.3%
2,510	Essex Property Trust, Inc.	541,959
1,906	Federal Realty Investment Trust	267,640
5,140	Kimco Realty Corp.	131,276

		940,875

	Retail Trade - 0.2%
8,032	Lowe’s Cos, Inc.	566,658

	Technology - 0.5%
9,222	Apple, Inc.	1,019,216
15,567	Microsoft Corp.	938,067

		1,957,283

	Utilities - 0.1%
3,521	American Water Works Co, Inc.	255,167

	Wholesale Trade - 0.3%
5,921	Genuine Parts Co.	569,778
2,714	Henry Schein, Inc. **	404,277

		974,055

	TOTAL COMMON STOCKS (Cost - $10,752,761)	10,966,111

Contracts
	PURCHASED OPTIONS - 0.5% *
	PURCHASED CALL OPTIONS - 0.5% *
	CBOE S&P 500 Index
150	Expiration: February 2017, Exercise Price $2,250 **	345,750
400	Expiration: February 2017, Exercise Price $2,300 **	330,000
	CBOE Volatility Index
2,500	Expiration: December 2016, Exercise Price $20 **	106,250
	iShares MSCI Emerging Markets ETF
4,500	Expiration: January 2017, Exercise Price $36.50 **	186,750
	iShares Russell 2000 ETF
250	Expiration: January 2017, Exercise Price $131 **	90,125
1,673	Expiration: January 2017, Exercise Price $132 **	506,919
350	Expiration: January 2017, Exercise Price $134 **	71,050
	PowerShares DB US Dollar Index Bullish Fund
1,500	Expiration: March 2017, Exercise Price $26 **	93,750

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2016

Contracts		Value
	SPDR S&P 500 ETF Trust
750	Expiration: January 2017, Exercise Price $225 **	$89,250
2,250	Expiration: January 2017, Exercise Price $233 **	34,875
	Teva Pharmaceutical Industries Ltd
500	Expiration: December 2016, Exercise Price $38.50 **	3,000
1,200	Expiration: December 2016, Exercise Price $39 **	2,400

	TOTAL PURCHASED CALL OPTIONS (Cost - $1,841,661)	1,860,119

	PURCHASED PUT OPTIONS - 0.0% * ^
	CBOE S&P 500 Index
125	Expiration: December 2016, Exercise Price $1,875 **	4,063
75	Expiration: December 2016, Exercise Price $2,050 **	12,750
40	Expiration: January 2017, Exercise Price $2,025 **	28,800
	CBOE Volatility Index
1,000	Expiration: December 2016, Exercise Price $17 **	320,000
	Deutsche Bank AG
2,000	Expiration: January 2017, Exercise Price $8 **	5,000
2,000	Expiration: January 2017, Exercise Price $9 **	10,000

	TOTAL PURCHASED PUT OPTIONS (Cost - $747,110)	380,613

	TOTAL PURCHASED OPTIONS (Cost - $2,588,771)	2,240,732

Shares
	SHORT-TERM INVESTMENTS - 1.3%
4,858,726	First American Government Obligations Fund - Class Z, 0.26% + (a)	4,858,726

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,858,726)	4,858,726

	TOTAL INVESTMENTS - 101.3% (Cost - $361,401,046) (c)	370,116,877
	Liabilities in Excess of Other Assets - (1.3)%	(4,780,205)

	NET ASSETS - 100.0%	$365,336,672

Contracts
	SCHEDULE OF OPTIONS WRITTEN - (0.2)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% * ^
	iShares Russell 2000 ETF
1,000	Expiration: January 2017, Exercise Price $137 **	$96,000

	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $103,997)	96,000

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.2)% *
	CBOE S&P 500 Index
75	Expiration: December 2016, Exercise Price $1,775 **	938
50	Expiration: December 2016, Exercise Price $1,850 **	1,125

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2016

Contracts		Value
	CBOE Volatility Index
2,500	Expiration: December 2016, Exercise Price $13.50 **	$156,250
2,000	Expiration: December 2016, Exercise Price $15 **	310,000
	Deutsche Bank AG
8,000	Expiration: January 2017, Exercise Price $4 **	20,000
	iShares MSCI Emerging Markets ETF
600	Expiration: December 2016, Exercise Price $34 **	10,500
4,500	Expiration: January 2017, Exercise Price $32 **	108,000
	iShares Russell 2000 ETF
1,500	Expiration: January 2017, Exercise Price $115 **	60,000
	SPDR S&P 500 ETF Trust
750	Expiration: January 2017, Exercise Price $195 **	30,000

	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,029,906)	696,813

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,133,903)	$792,813

*	Each Option is equivalent to 100 shares of the underlying security.
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on November 30, 2016.
^	Less than 0.1%

(a) All or a portion of the security is segregated as collateral for options written.

(b) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options written, is $362,091,032 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$12,213,231
Unrealized depreciation	(4,187,386)

Net unrealized appreciation	$8,025,845

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS

November 30, 2016

Shares			Value
		EXCHANGE TRADED FUNDS - 97.6%
		Equity Funds - 97.6%
908,887		iShares MSCI ACWI ex US ETF	$36,282,769
495,803		iShares MSCI EAFE ETF	28,156,652
706,957		iShares MSCI Emerging Markets ETF	25,096,974
673,102		iShares S&P 500 Growth ETF (a)(b)	81,142,446
2,500		PowerShares QQQ Trust Series 1	293,750
187,717		Vanguard Small-Cap Growth ETF	24,930,695
211,824		Vanguard Small-Cap Value ETF	25,079,962
997,943		Vanguard Value ETF (b)	91,022,381

		TOTAL EXCHANGE TRADED FUNDS (Cost - $304,868,264)	312,005,629

		COMMON STOCKS - 0.0% ^
		Administrative and Support and Waste Mangement and Remediation Services - 0.0% ^
1		Donnelley Financial Solutions, Inc. **	12

		Manufacturing - 0.0% ^
1		LSC Communications, Inc.	13
5,580		RR Donnelley & Sons Co.	97,036

			97,049

		Real Estate Investment Trusts (REITs) - 0.0% ^
0	#	Parkway, Inc. **	1

		TOTAL COMMON STOCKS (Cost - $223,737)	97,062

Contracts
		PURCHASED OPTIONS - 0.7% *
		PURCHASED CALL OPTIONS - 0.4% *
		CBOE S&P 500 Index
50		Expiration: February 2017, Exercise Price $2,250 **	115,250
200		Expiration: February 2017, Exercise Price $2,300 **	165,000
		CBOE Volatility Index
2,500		Expiration: December 2016, Exercise Price $20 **	106,250
		iShares MSCI Emerging Markets ETF
2,500		Expiration: January 2017, Exercise Price $36.50 **	103,750
		iShares Russell 2000 ETF
250		Expiration: January 2017, Exercise Price $131 **	90,125
1,000		Expiration: January 2017, Exercise Price $132 **	303,000
238		Expiration: January 2017, Exercise Price $133 **	59,381
345		Expiration: January 2017, Exercise Price $134 **	70,035
		PowerShares DB US Dollar Index Bullish Fund
1,000		Expiration: March 2017, Exercise Price $26 **	62,500

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2016

Contracts		Value
	SPDR S&P 500 ETF Trust
1,500	Expiration: December 2016, Exercise Price $227.50 **	$31,500

	TOTAL PURCHASED CALL OPTIONS (Cost - $1,023,810)	1,106,791

	PURCHASED PUT OPTIONS - 0.3% *
	CBOE S&P 500 Index
100	Expiration: December 2016, Exercise Price $1,875 **	3,250
75	Expiration: December 2016, Exercise Price $2,050 **	12,750
350	Expiration: December 2016, Exercise Price $2,200 **	973,000
65	Expiration: January 2017, Exercise Price $2,025 **	46,800
	Deutsche Bank AG
1,500	Expiration: January 2017, Exercise Price $8 **	3,750
1,500	Expiration: January 2017, Exercise Price $9 **	7,500

	TOTAL PURCHASED PUT OPTIONS (Cost - $1,453,308)	1,047,050

	TOTAL PURCHASED OPTIONS (Cost - $2,477,118)	2,153,841

Shares
	SHORT-TERM INVESTMENTS - 2.2%
7,031,997	First American Government Obligations Fund - Class Z, 0.26% + (a)	7,031,997

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,031,997)	7,031,997

	TOTAL INVESTMENTS - 100.5% (Cost - $314,601,116) (c)	321,288,529
	Liabilities in Excess of Other Assets - (0.5)%	(1,584,320)

	NET ASSETS - 100.0%	$319,704,209

Contracts
	SCHEDULE OF OPTIONS WRITTEN - (0.1)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% * ^
	iShares Russell 2000 ETF
1,000	Expiration: January 2017, Exercise Price $137 **	$96,000
	SPDR S&P 500 ETF
3,000	Expiration: December 2016, Exercise Price $230 **	30,000

	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $128,609)	126,000

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1)% *
	CBOE S&P 500 Index
75	Expiration: December 2016, Exercise Price $1,775 **	937
25	Expiration: December 2016, Exercise Price $1,850 **	563
	CBOE Volatility Index
2,500	Expiration: December 2016, Exercise Price $13.50 **	156,250
	Deutsche Bank AG
6,000	Expiration: January 2017, Exercise Price $4 **	15,000

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2016

Contracts		Value
	iShares MSCI Emerging Markets ETF
2,500	Expiration: January 2017, Exercise Price $32 **	$60,000
	iShares Russell 2000 ETF
1,000	Expiration: January 2017, Exercise Price $115 **	40,000

	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $455,549)	272,750

	TOTAL OPTIONS WRITTEN (Premiums Received - $584,158)	$398,750

*	Each Option is equivalent to 100 shares of the underlying security
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on November 30, 2016.
^	Less than 0.1%
#	Less than 1 share held.

(a) All or a portion of the security is segregated as collateral for options written.

(b) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options written, is $315,289,327 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,907,169
Unrealized depreciation	(3,907,967)

Net unrealized appreciation	$5,999,202

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

PORTFOLIO OF INVESTMENTS

November 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 97.9%
	Bond Funds - 78.1%
402,296	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	$19,201,588
436,121	iShares Core U.S. Aggregate Bond ETF (a)	47,205,737
480,654	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)(b)	56,159,614
907,131	VanEck Vectors High-Yield Municipal Index ETF	26,080,016

		148,646,955

	Equity Funds - 19.8%
1,033,015	PowerShares Financial Preferred Portfolio	18,614,930
772,715	PowerShares Variable Rate Preferred Portfolio	18,946,972

		37,561,902

	TOTAL EXCHANGE TRADED FUNDS (Cost - $194,835,650)	186,208,857

	SHORT-TERM INVESTMENTS - 2.3%
4,420,096	First American Government Obligations Fund - Class Z, 0.26% + (a)	4,420,096

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,420,096)	4,420,096

	TOTAL INVESTMENTS - 100.2% (Cost - $199,255,746) (c)	190,628,953
	Liabilities in Excess of Other Assets - (0.2)%	(352,793)

	NET ASSETS - 100.0%	$190,276,160

+	Money Market Fund; interest rate reflects seven-day yield on November 30, 2016.

(a) All or a portion of the security is segregated as collateral for when Fund participates in options written.

(b) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options written, is $199,255,770 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$18,915
Unrealized depreciation	(8,645,732)

Net unrealized depreciation	$(8,626,817)

The accompanying notes are an integral part of these financial statements.

Horizon Funds

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2016

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund

Assets:
Investments in Securities, at Cost	$361,401,046	$314,601,116	$199,255,746

Investments in Securities, at Value	$370,116,877	$321,288,529	$190,628,953
Receivable for Investments Securities Sold	24,875,158	21,013,236	-
Cash Held at Broker	-	1,072,537	-
Receivable for Fund Shares Sold	771,895	624,532	454,733
Dividends and Interest Receivable	29,975	1,749	962
Prepaid Expenses and Other Assets	34,959	40,384	34,986

Total Assets	395,828,864	344,040,967	191,119,634

Liabilities:
Options written, at value (Premiums received $1,133,903; $584,158; $0)	792,813	398,750	-
Payable for Securities Purchased	24,748,486	23,292,382	-
Payable for Fund Shares Redeemed	904,703	193,273	235,558
Due to Broker	3,410,593	-	331,696
Accrued Advisory Fees	298,312	250,817	116,912
Accrued Distribution (12b-1) Fees	729	68	-
Accrued Shareholder Servicing Fees	223,494	122,181	61,401
Accrued Expenses and Other Liabilities	113,062	79,287	97,907

Total Liabilities	30,492,192	24,336,758	843,474

Net Assets	$365,336,672	$319,704,209	$190,276,160

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$366,669,646	$333,097,557	$199,376,469
Accumulated Undistributed Net Investment Income	80,107	877,594	1,048,743
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options and Options Written	(10,470,002)	(21,143,763)	(1,522,259)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Options Written	9,056,921	6,872,821	(8,626,793)

Net Assets	$365,336,672	$319,704,209	$190,276,160

Class A Shares:
Net Assets	$2,249,152	$312,599	$6,485
Shares of Beneficial Interest Outstanding	194,567	16,197	675

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$11.56	$19.30	$9.60 (a)
Maximum offering price per share (5.75% sales charge)	$12.27	$20.48	$10.19

Class N Shares:
Net Assets	$354,278,811	$319,385,018	$187,697,893
Shares of Beneficial Interest Outstanding	30,634,176	16,543,769	19,626,174

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$11.56	$19.31	$9.56

Class I Shares:
Net Assets	$8,808,709	$6,592	$2,571,782
Shares of Beneficial Interest Outstanding	760,188	341	268,841

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$11.59	$19.33	$9.57

(a)	Differences in actual and calculated net asset value (“NAV”) shown are due to rounding.

The accompanying notes are an integral part of these financial statements.

Horizon Funds

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2016

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund

Investment Income:
Dividend Income, net of Dividend Expense of $0, $21,605, $0	$9,105,999	$5,771,954	$5,225,385
Interest Income	11,897	13,591	6,980

Total Investment Income	9,117,896	5,785,545	5,232,365

Expenses:
Investment Advisory Fees	3,979,529	2,716,735	1,430,224
Shareholder Servicing Fees - Class N	899,393	616,910	463,125
Distribution Fees (12b-1) - Class A	956	530	-
Administrative Service Fees	249,161	154,381	123,521
Transfer Agent Fees	120,357	92,509	108,876
Accounting Service Fees	21,927	16,148	15,116
Registration Fees	46,474	31,299	30,755
Custodian Fees	32,047	38,647	52,508
Printing and Postage Expenses	18,122	10,394	14,217
Chief Compliance Officer Fees	14,368	15,424	15,251
Trustees’ Fees and Expenses	39,869	24,586	26,972
Insurance Fees	24,213	4,425	7,412
Audit Fees	18,134	18,134	18,134
Legal Fees	28,201	19,329	21,194
Offering Costs	22,938	14,807	17,253
Interest Expense	41,186	472	1,281
Miscellaneous Expenses	26,248	43,700	29,316

Total Expenses	5,583,123	3,818,430	2,375,155
Less: Fees Waived by the Adviser	(409,448)	(310,900)	(94,696)
Fees Recouped by Adviser	-	-	22,823

Net Expenses	5,173,675	3,507,530	2,303,282

Net Investment Income	3,944,221	2,278,015	2,929,083

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(10,484,839)	(12,696,490)	1,880,348
Purchased Options	(3,839,176)	64,436	(1,156,628)
Written Options	2,220,884	1,307,055	373,534
Net increase from payments by affiliates (see note 3)	-	46,299	-
Distributions of Long-Term Capital Gains by Underlying Investment Companies	1,887,142	944,697	100,576
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,667,015	6,056,145	(8,250,291)
Purchased Options	155,405	55,293	132,175
Written Options	(86,061)	(56,787)	(214,369)

Net Realized and Unrealized Gain (Loss) on Investments	(5,479,630)	(4,279,352)	(7,134,655)

Net Decrease in Net Assets Resulting From Operations	$(1,535,409)	$(2,001,337)	$(4,205,572)

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015

Operations:
Net Investment Income	$3,944,221	$3,473,584
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	(12,103,131)	2,689,170
Distributions of Long-Term Capital Gains by Underlying Investment Companies	1,887,142	1,404,991
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	4,736,359	(13,257,679)

Net Decrease in Net Assets Resulting From Operations	(1,535,409)	(5,689,934)

Distributions to Shareholders From:
Net investment income
Class A	(491)	-
Class N	(6,245,756)	(575,824)
Net realized gains
Class A	(375)	-
Class N	(4,774,700)	(14,000,587)

Total Distributions to Shareholders	(11,021,322)	(14,576,411)

Capital Share Transactions:
Proceeds from Shares Issued
Class A	2,332,928	28,785
Class N	131,399,465	213,438,659
Class I**	9,047,406	-
Distributions Reinvested
Class A	866	-
Class N	10,592,482	14,363,858
Cost of Share Redeemed
Class A	(100,915)	-
Class N	(141,520,139)	(259,441,786)
Class I**	(255,960)	-

Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	11,496,133	(31,610,484)

Decrease in Net Assets	(1,060,598)	(51,876,829)

Net Assets:
Beginning of Year	366,397,270	418,274,099

End of Year*	$365,336,672	$366,397,270

* Includes Undistributed Net Investment Income of:	$80,107	$3,465,129

Share Activity:
Class A:
Shares Issued	200,877	2,451
Shares Reinvested	76	-
Shares Redeemed	(8,837)	-

Net Increase (Decrease)	192,116	2,451

Class N:
Shares Issued	11,674,072	17,895,224
Shares Reinvested	930,798	1,168,743
Shares Redeemed	(12,519,818)	(21,522,501)

Net Increase (Decrease)	85,052	(2,458,534)

Class I:**
Shares Issued	782,370	-
Shares Redeemed	(22,182)	-

Net Increase (Decrease)	760,188	-

**	Since September 9, 2016 (Commencement of Operations).

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015

Operations:
Net Investment Income	$2,278,015	$910,768
Net Realized Loss on Investments, Purchased Options and Written Options	(11,278,700)	(10,810,145)
Distributions of Long-Term Capital Gains by Underlying Investment Companies	944,697	932
Net Change in Unrealized Appreciation on Investments, Purchased Options and Written Options	6,054,651	810,466

Net Decrease in Net Assets Resulting From Operations	(2,001,337)	(9,087,979)

Distributions to Shareholders From:
Net investment income
Class N	(2,312,701)	-
Net realized gains
Class N	-	(1,129)

Total Distributions to Shareholders	(2,312,701)	(1,129)

Capital Share Transactions:
Proceeds from Shares Issued
Class A	345,159	19
Class N	251,445,897	314,484,027
Class I**	6,519
Distributions Reinvested
Class N	2,163,075	1,049
Cost of Share Redeemed
Class A	(50,686)
Class N	(152,313,227)	(83,274,655)

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	101,596,737	231,210,440

Increase in Net Assets	97,282,699	222,121,332

Net Assets:
Beginning of Year	222,421,510	300,178

End of Year*	$319,704,209	$222,421,510

* Includes Undistributed Net Investment Income of:	$877,594	$909,928

Share Activity:
Class A:
Shares Issued	18,827	1
Shares Redeemed	(2,631)	-

Net Increase	16,196	1

Class N:
Shares Issued	13,357,582	15,662,366
Shares Reinvested	113,073	53
Shares Redeemed	(8,262,233)	(4,341,713)

Net Increase	5,208,422	11,320,706

Class I:**
Shares Issued	341	-

Net Increase	341	-

**	Since September 9, 2016 (Commencement of Operations).

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015

Operations:
Net Investment Income	$2,929,083	$1,834,142
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	1,097,254	(2,244,406)
Distributions of Long-Term Capital Gains by Underlying Investment Companies	100,576	37,226
Net Change in Unrealized Depreciation on Investments, Purchased Options and Written Options	(8,332,485)	(1,611,049)

Net Decrease in Net Assets Resulting From Operations	(4,205,572)	(1,984,087)

Distributions to Shareholders From:
Net investment income
Class N	(1,904,275)	(1,900,316)

Total Distributions to Shareholders	(1,904,275)	(1,900,316)

Capital Share Transactions:
Proceeds from Shares Issued
Class A***	6,510	-
Class N	133,141,592	106,116,620
Class I**	2,832,604	-
Distributions Reinvested
Class N	1,850,120	1,788,398
Cost of Share Redeemed
Class N	(111,019,291)	(63,635,098)
Class I**	(150,752)	-

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	26,660,783	44,269,920

Increase in Net Assets	20,550,936	40,385,517

Net Assets:
Beginning of Year	169,725,224	129,339,707

End of Year*	$190,276,160	$169,725,224

* Includes Undistributed Net Investment Income of:	$1,048,743	$23,935

Share Activity:
Class A:***
Shares Issued	675	-

Net Increase	675	-

Class N:
Shares Issued	13,436,874	10,629,044
Shares Reinvested	186,431	179,066
Shares Redeemed	(11,217,899)	(6,377,395)

Net Increase	2,405,406	4,430,715

Class I:**
Shares Issued	283,991	-
Shares Redeemed	(15,150)	-

Net Increase	268,841	-

**	Since September 9, 2016 (Commencement of Operations).
***	Since February 8, 2016 (Commencement of Operations).

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 **

Net asset value, beginning of period	$11.99	$11.21

Increase from operations:
Net investment income (loss) (a,h)	0.12	(0.03)	(g)
Net gain (loss) from investments (both realized and unrealized)	(0.20)	0.81	(g)

Total from operations	(0.08)	0.78

Less distributions:
From net investment income	(0.20)	-
From net realized gains	(0.15)	-

Total distributions	(0.35)	-

Net asset value, end of period	$11.56	$11.99

Total return (b)	(0.59)%	6.96%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$2,249	$29
Ratio to average net assets:
Gross expenses (d,e)	1.55%	1.54%	(c)
Net expenses (d)^	1.44%	1.42%	(c)
Net investment income (loss) net of reimbursement (d,h)	1.06%	(0.88)%	(c) (g)
Portfolio turnover rate	406%	472%	(f)

**	Since September 4, 2015 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.02% and 0.00%, respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Period Ended November 30, 2012 **

Net asset value, beginning of period	$11.99	$12.67	$12.76	$10.31	$10.00

Increase from operations:
Net investment income (a,g)	0.12	0.13	0.04	0.03	0.02
Net gain (loss) from investments (both realized and unrealized)	(0.20)	(0.37)	0.95	2.74	0.29

Total from operations	(0.08)	(0.24)	0.99	2.77	0.31

Less distributions:
From net investment income	(0.20)	(0.02)	(0.03)	(0.09)	-
From net realized gains	(0.15)	(0.42)	(1.05)	(0.23)	-

Total distributions	(0.35)	(0.44)	(1.08)	(0.32)	-

Net asset value, end of period	$11.56	$11.99	$12.67	$12.76	$10.31

Total return (b)	(0.59)%	(2.01)%	8.33%	27.63%	3.10%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$354,279	$366,368	$418,274	$238,963	$53,817
Ratio to average net assets:
Gross expenses (d,e)	1.54%	1.54%	1.54%	1.63%	2.12%	(c)
Net expenses (d)^	1.43%	1.42%	1.42%	1.42%	1.42%	(c)
Net investment income (loss) net of reimbursement (d,g)	1.09%	1.06%	0.35%	0.25%	(0.48)%	(c)
Portfolio turnover rate	406%	472%	591%	975%	820%	(f)

**	Since January 31, 2012 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class I
	For the Period Ended November 30, 2016 *

Net asset value, beginning of period	$11.54

Increase from operations:
Net investment income (a,h)	0.03
Net gain from investments (both realized and unrealized)	0.02	(g)

Total from operations	0.05

Net asset value, end of period	$11.59

Total return (b)	0.43%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$8,809
Ratio to average net assets:
Gross expenses (d,e)	1.30%	(c)
Net expenses (d)^	1.19%	(c)
Net investment income (loss) net of reimbursement (d,h)	1.28%	(c)
Portfolio turnover rate	406%	(f)

*	Since September 9, 2016 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.02%.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statement of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	For the Year Ended November 30, 2016 *	For the Period Ended November 30, 2015 **

Net asset value, beginning of period	$19.62	$18.97

Increase from operations:
Net investment income (a,h)	0.17	0.07
Net gain (loss) from investments (both realized and unrealized)	(0.29)	0.58	(g)

Total from operations	(0.12)	0.65

Less distributions:
From net investment income	(0.20)	-

Total distributions	(0.20)	-

Net asset value, end of period	$19.30	$19.62

Total return (b)	(0.59)%	3.43%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$313	$19
Ratio to average net assets:
Gross expenses (d,e)	1.51%	1.54%	(c)
Net expenses (d)^	1.42%	1.42%	(c)
Net investment income (loss) net of reimbursement (d,h)	0.92%	1.52%	(c)
Portfolio turnover rate	563%	541%	(f)

*	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, total return would have been (0.61%).
**	Since September 4, 2015 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.01% and 0.00%, respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statement of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	For the Year Ended November 30, 2016 *	For the Year Ended November 30, 2015		For the Period Ended November 30, 2014 **

Net asset value, beginning of period	$19.62	$20.50		$20.00

Increase from operations:
Net investment income (loss) (a,h)	0.18	0.12		(0.05)
Net gain (loss) from investments (both realized and unrealized)	(0.29)	(1.00)		0.55

Total from operations	(0.11)	(0.88)		0.50

Less distributions:
From net investment income	(0.20)	-		-
From net realized gains	-	(0.00)	(g)	-

Total distributions	(0.20)	-		-

Net asset value, end of period	$19.31	$19.62		$20.50

Total return (b)	(0.54)%	(4.29)%		2.50%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$319,385	$222,421		$300
Ratio to average net assets:
Gross expenses (d,e)	1.55%	1.54%		50.52%	(c)
Net expenses (d)^	1.42%	1.42%		1.42%	(c)
Net investment income (loss) net of reimbursement (d,h)	0.92%	0.57%		(1.06)%	(c)
Portfolio turnover rate	563%	541%		55%	(f)

*	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, total return would have been (0.56%).
**	Since August 28, 2014 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00% and 0.00%, respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)	Per Share Amount is less than $0.01.
(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class I
	For the Period Ended November 30, 2016 *

Net asset value, beginning of period	$19.21

Increase from operations:
Net investment income (a,h)	0.05
Net gain (loss) from investments (both realized and unrealized)	0.07	(g)

Total from operations	0.12

Net asset value, end of period	$19.33

Total return (b)	0.62%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$7
Ratio to average net assets:
Gross expenses (d,e)	1.31%	(c)
Net expenses (d)	1.17%	(c)
Net investment income (loss) net of reimbursement (d,h)	1.09%	(c)
Portfolio turnover rate	563%	(f)

*	Since September 9, 2016 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statement of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class A
	For the Period Ended November 30, 2016 *

Net asset value, beginning of period	$9.84

Increase from operations:
Net investment income (a,g)	0.13
Net gain (loss) from investments (both realized and unrealized)	(0.30)

Total from operations	(0.17)

Less distributions:
From net investment income	(0.07)

Total distributions	(0.07)

Net asset value, end of period	$9.60

Total return (b)	(1.74)%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$6
Ratio to average net assets:
Gross expenses (d,e)	1.35%	(c)
Net expenses (d)^	1.25%	(c)
Net investment income (loss) net of reimbursement (d,g)	1.70%	(c)
Portfolio turnover rate	205%	(f)

*	Since February 8, 2016 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.01%.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period Ended November 30, 2013 **

Net asset value, beginning of period	$9.86	$10.11	$10.01	$10.00

Increase from operations:
Net investment income (a,g)	0.16	0.13	0.15	0.02
Net gain (loss) from investments (both realized and unrealized)	(0.36)	(0.25)	0.10	(0.01)

Total from operations	(0.20)	(0.12)	0.25	0.01

Less distributions:
From net investment income	(0.10)	(0.13)	(0.13)	-
Return of capital	-	-	(0.02)	-

Total distributions	(0.10)	(0.13)	(0.15)	-

Net asset value, end of period	$9.56	$9.86	$10.11	$10.01

Total return (b)	(2.03)%	(1.18)%	2.50%	0.10%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$187,698	$169,725	$129,340	$70,951
Ratio to average net assets:
Gross expenses (d,e)	1.28%	1.28%	1.30%	1.72%	(c)
Net expenses (d)	1.24%	1.24%	1.24%	1.24%	(c)
Net investment income (loss) net of reimbursement (d,g)	1.58%	1.25%	1.47%	1.00%	(c)
Portfolio turnover rate	205%	324%	280%	71%	(f)

**	Since September 30, 2013 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class I
	For the Period Ended November 30, 2016 *

Net asset value, beginning of period	$10.00

Increase from operations:
Net investment income (a,g)	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.47)

Total from operations	(0.43)

Net asset value, end of period	$9.57

Total return (b)	(4.30)%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$2,572
Ratio to average net assets:
Gross expenses (d,e)	1.09%	(c)
Net expenses (d)	0.99%	(c)
Net investment income (loss) net of reimbursement (d,g)	1.84%	(c)
Portfolio turnover rate	205%	(f)

*	Since September 9, 2016 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2016

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Class A shares, Class N shares and Class I shares, which commenced operations on September 4, 2015, January 31, 2012 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Class A shares, Class N shares and Class I shares, which commenced operations on September 4, 2015, August 28, 2014 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Class A shares, Class N shares and Class I shares, which commenced operations on February 8, 2016, September 30, 2013 and September 9, 2016, respectively.

Effective February 8, 2016, as the result of a tax-free reorganization, the Funds are the successors to the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund, each a former series of AdvisorOne Funds (the “Predecessor Funds”), as a result of a reorganization of each of the Predecessor Funds into their respective series of the Trust on February 8, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s NAV per share, equity securities, including common stocks and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value. Purchased and written options are valued at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2016, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$352,051,308	$-	$-	$352,051,308
Common Stock	10,966,111	-	-	10,966,111
Purchased Call Options	-	1,860,119	-	1,860,119
Purchased Put Options	-	380,613	-	380,613
Short-Term Investments	4,858,726	-	-	4,858,726
Total	$367,876,145	$2,240,732	$-	$370,116,877

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$96,000	$-	$96,000
Written Put Options	-	696,813	-	696,813
Total	$-	$792,813	$-	$792,813

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$312,005,629	$-	$-	$312,005,629
Common Stock	97,062	-	-	97,062
Purchased Call Options	-	1,106,791	-	1,106,791
Purchased Put Options	-	1,047,050	-	1,047,050
Short-Term Investments	7,031,997	-	-	7,031,997
Total	$319,134,688	$2,153,841	$-	$321,288,529

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$126,000	$-	$126,000
Written Put Options	-	272,750	-	272,750
Total	$-	$398,750	$-	$398,750

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$186,208,857	$-	$-	$186,208,857
Short-Term Investments	4,420,096	-	-	4,420,096
Total	$190,628,953	$-	$-	$190,628,953
*	Refer to the Portfolios of Investments and Schedules of Options Written for security classifications.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Transfers between levels are determined as of the end of the reporting period. There were no transfers between Levels 1 and 2 for the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund and the Horizon Active Income Fund. There were no Level 3 securities held by the Funds during the year ended November 30, 2016.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

The average quarterly value outstanding of purchased and written options during the year ended November 30, 2016, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund

Purchased Options	$1,806,389	$2,458,384	$24,581
Written Options	$985,053	$1,336,939	$3,406

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund and Horizon Active Risk Assist Fund’s Statements of Assets and Liabilities as of November 30, 2016 respectively:

Active Asset Allocation Fund

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk Contracts	Investments in securities, at value	Options written, at value

Active Asset Allocation Fund

Derivatives Investment Value

Purchased Options	$2,240,732
Written Options	$792,813

Active Risk Assist Fund

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk Contracts	Investments in securities, at value	Options written, at value

Active Risk Assist Fund

Derivatives Investment Value

Purchased Options	$2,153,841
Written Options	$398,750

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Active Asset Allocation Fund

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund’s Statement of Operations for the year ended November 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type

Purchased Options	$(3,839,176)
Written Options	2,220,884
$(1,618,292)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations

Purchased Options	$155,405
Written Options	(86,061)
$69,344

Active Risk Assist Fund

The following is a summary of the location of derivative investments on the Horizon Active Risk Assist Fund’s Statement of Operations for the year ended November 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type

Purchased Options	$64,436
Written Options	1,307,055
$1,371,491

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
Purchased Options	$55,293
Written Options	(56,787)
$(1,494)

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Active Income Fund

The following is a summary of the location of derivative investments on the Horizon Active Income Fund’s Statement of Operations for the year ended November 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type

Purchased Options	$(1,156,628)
Written Options	373,534
$(783,094)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
Purchased Options	$132,175
Written Options	(214,369)
$(82,194)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset Allocation Fund and the Horizon Active Risk Assist Fund respectively, as of November 30, 2016.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount

Written Options	$792,813	(1)	$-	$792,813	$-	$(792,813	) (2)	$-

Total	$792,813		$-	$792,813	$-	$(792,813)		$-

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount

Written Options	$398,750	(1)	$-	$398,750	$-	$(398,750	) (2)	$-

Total	$398,750		$-	$398,750	$-	$(398,750)		$-

(1)	Written options at value as presented in the Schedule of Options Written.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The number of option contracts written and the premiums received during the year ended November 30, 2016, were as follows:

Horizon Active Asset Allocation
	Written Options
	Number of Contracts	Premiums Received

Options outstanding, beginning of period	22,650	$627,601
Options written	103,037	7,000,270
Options closed	(56,696)	(4,528,404)
Options exercised	(2,500)	(33,630)
Options expired	(45,516)	(1,931,934)

Options outstanding, end of period	20,975	$1,133,903

Horizon Active Risk Assist Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	12,900	$274,845
Options written	126,498	10,412,879
Options closed	(79,869)	(8,101,436)
Options exercised	(700)	(288,455)
Options expired	(42,729)	(1,713,675)

Options outstanding, end of period	16,100	$584,158

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Horizon Active Income Fund
	Written Options
	Number of Contracts	Premiums Received

Options outstanding, beginning of period	3,500	$256,044
Options written	2,150	208,480
Options closed	(1,850)	(163,658)
Options exercised	-	-
Options expired	(3,800)	(300,866)

Options outstanding, end of period	-	$-

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 - 2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund and for the Horizon Active Risk Assist Fund and quarterly for the Horizon Active Income Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Horizon Active Asset Allocation Fund, 1.10% of the average daily net assets of the Horizon Active Risk Assist Fund, and 0.77% of the average daily net assets of the Horizon Active Income Fund. For the year ended November 30, 2016, the Adviser earned advisory fees of:

Fund	Advisory Fee

Horizon Active Asset Allocation Fund	$3,979,529
Horizon Active Risk Assist Fund	2,716,735
Horizon Active Income Fund	1,430,224

Pursuant to the Fee Waiver Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until December 31, 2018, for each Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed the values in the below table.

Fund	Class A	Class N	Class I
Horizon Active Asset Allocation Fund	1.42%	1.42%	1.17%
Horizon Active Risk Assist Fund	1.42%	1.42%	1.17%
Horizon Active Income Fund	1.24%	1.24%	0.99%

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by that Fund. If the Funds’ Operating Expenses subsequently exceed the figures in the above table, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the year ended November 30, 2016, the Adviser waived fees and other expenses in excess of the Adviser’s fee in the amount of:

Fund	Waived Fee	Recaptured Fee	Net

Horizon Active Asset Allocation Fund	$(409,448)	$-	$(409,448)
Horizon Active Risk Assist Fund	(310,900)	-	(310,900)
Horizon Active Income Fund	(94,696)	22,823	(71,873)

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated. The fee waivers and expense reimbursements incurred by the Precedessor funds are subject to recapture.

Fund	2017	2018	2019	Total

Horizon Active Asset Allocation Fund	$405,601	$392,881	$409,448	$1,207,930
Horizon Active Risk Assist Fund	15,007	189,924	310,900	515,831
Horizon Active Income Fund	66,386	52,219	94,696	213,301

Net Increase from Payments by Affiliates – In 2016, the Adviser reimbursed the Horizon Active Risk Assist Fund in the amount of $46,299 for losses related to an option transaction that was initially recorded incorrectly on the Fund’s accounting books.

Shareholder Services Plan – The Board of Trustees has adopted a shareholder serving plan for Class N Shares (the “Plan”). The Plan allows the Funds to use part of their assets for shareholder servicing expenses. For these services, the Funds pay a fee up to 0.25% of average net assets attributable to Class N Shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is subject to the expense limitation provided by Horizon. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to the Funds, has adopted a Distribution Plan for Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is subject to the expense limitation provided by Horizon. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of 0.25% of the average daily net assets attributable to Class A shares. During the year ended November 30, 2016, the Horizon Active Asset Allocation, Horizon Active Risk Assist Fund and Horizon Active Income Fund Class A shares incurred $956, $530 and $0, respectively, pursuant to the plan. Class N shares do not pay any 12b-1 distribution fees.

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $9,000 for each fiscal year plus $3,000 for attendance at an in-person board meeting or $1,000 for attendance by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Administration, Fund Accounting, Transfer Agent Fees – U.S. Bancorp Fund Services, LLC (“USBFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with USBFS, the Funds pay USBFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Custody Fees – U.S. Bank, N.A., an affiliate of the Distributor, acts as custodian for the Funds. Pursuant to a Custody Agreement, the Funds pay U.S. Bank, N.A. customary fees for providing custody services to the Funds.

Prior to February 8, 2016, Northern Lights Distributors, LLC provided distribution services; Gemini Fund Services, LLC provided administrative, fund accounting and transfer agent services; Union Bank, N.A. provided custodian services; Northern Lights Compliance Services, LLC provided a Chief Compliance Officer and related compliance services; and Blu Giant, LLC provided EDGAR conversion and filing services for the Predecessor Funds. These service providers were paid the following fees for services completed prior to February 8, 2016:

Service Providers	Predecessor Horizon Active Asset Allocation Fund	Predecessor Horizon Active Risk Assist Fund	Predecessor Horizon Active Income Fund
Northern Lights Distributors, LLC*	$-	$-	$-
Gemini Fund Services, LLC	106,932	76,284	71,743
Northern Lights Compliance Services, LLC	1,667	1,018	793
Blu Giant, LLC	10,461	5,806	4,556

During the period prior to February 8, 2016 the service providers shown in the table above were related parties to the Predecessor funds by way of common management.

*	Northern Lights Distributors, LLC did not receive payment from the Predecessor Funds, however they did collect $320 in sales charges during the period.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended November 30, 2016, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$1,464,448,378	$1,455,754,081
Horizon Active Risk Assist Fund	1,454,345,197	1,352,063,341
Horizon Active Income Fund	403,131,065	375,518,226

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2016 and November 30, 2015 was as follows:

	For the year ended November 30, 2016
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$9,451,702	$1,569,620	$-	$11,021,322
Horizon Active Risk Assist Fund	2,312,701	-	-	2,312,701
Horizon Active Income Fund	1,904,275	-	-	1,904,275

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

	For the year ended November 30, 2015
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$14,576,411	$-	$-	$14,576,411
Horizon Active Risk Assist Fund	1,129	-	-	1,129
Horizon Active Income Fund	1,900,316	-	-	1,900,316

On December 28, 2016, the Funds paid the following income distributions:

Fund	Class A	Class N	Class I
Horizon Active Asset Allocation Fund	0.12665239	0.10430375	0.13398492
Horizon Active Risk Assist Fund	0.17064350	0.16696953	0.20585144
Horizon Active Income Fund	0.08941359	0.08341415	0.09187182

On December 30, 2016, the Fund paid the following income distribution:

Fund	Class A	Class N	Class I
Horizon Active Income Fund	0.01683778	0.01681323	0.01707252

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

Horizon Active Asset Allocation Fund	$80,107	$-	$(9,981,683)	$542,757	$-	$8,025,845	$(1,332,974)
Horizon Active Risk Assist Fund	877,594	-	(20,674,864)	404,720	-	5,999,202	(13,393,348)
Horizon Active Income Fund	1,048,743	-	(1,522,235)	-	-	(8,626,817)	(9,100,309)

The difference between book and tax basis, unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is attributable to the tax deferral of losses on wash sales as well as the tax treatment of partnerships and options contracts.

At November 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$9,981,683	$-	$9,981,683
Horizon Active Risk Assist Fund	20,674,864	-	20,674,864
Horizon Active Income Fund	1,522,235	-	1,522,235

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2016, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital

Horizon Active Asset Allocation Fund	$(1,082,996)	$1,082,996	$-
Horizon Risk Assist Fund	2,352	-	(2,352)
Horizon Active Income Fund	-	-	-

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2016, Pershing LLC and National Financial Services held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

	Pershing LLC	National Financial Services	Trust Company of America
Horizon Active Asset Allocation Fund
Class A	N/A	94.55%	N/A
Class N	62.11%	31.05%	N/A
Class I	N/A	N/A	99.99%
Horizon Active Risk Assist Fund
Class A	94.12%	N/A	N/A
Class N	47.85%	37.14%	N/A
Class I	N/A	N/A	N/A
Horizon Active Income Fund
Class A	N/A	N/A	N/A
Class N	61.94%	32.73%	N/A
Class I	N/A	N/A	99.99%

Additionally, an affiliate of the Adviser owns 100.00% of the Class I shares of the Horizon Active Risk Assist Fund and the Class A shares of the Horizon Active Income Fund.

7.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

As a result of the reorganization of the Predecessor Funds into newly created series of the Trust on February 8, 2016, Tait, Weller & Baker LLP resigned as independent registered public accounting firm for the Predecessor Funds, series of the AdvisorOne Funds, on February 8, 2016. The Board of Trustees of the Trust, upon the recommendation of the Trust’s audit committee, selected Cohen & Company, Ltd. as independent registered public accounting firm for the Horizon Funds.

During the last four fiscal years ended November 30, 2015, and the subsequent interim period through February 8, 2016, there were no (1) disagreements with Tait, Weller & Baker LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audited reports by Tait, Weller & Baker LLP on the financial statements of the Predecessor Funds as of and for the fiscal years ended November 30, 2015, 2014, 2013, and 2012, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, other than the following and the distributions noted in Note 5.

At the October 10, 2016, meeting of the Board of Trustees of the Trust, the Board adopted a new compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which, effective January 1, 2017, the Horizon Funds and the Adviser will each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

Horizon Funds

DISCLOSURE OF FUND EXPENSES

November 30, 2016

As a shareholder of the Fund you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 6/1/2016	Ending Account Value 11/30/2016	Expenses Paid During Period	Ending Account Value 11/30/2016	Expenses Paid During Period
Horizon Active Asset Allocation - Class A *	1.44%	$1,000.00	$1,016.70	$7.26	$1,017.80	$7.26
Horizon Active Asset Allocation - Class N *	1.44%	$1,000.00	$1,016.70	$7.26	$1,017.80	$7.26
Horizon Active Asset Allocation - Class I **	1.19%	$1,000.00	$1,004.30	$2.67	$1,019.05	$6.01
Horizon Active Risk Assist - Class A *	1.44%	$1,000.00	$1,028.80	$7.30	$1,017.80	$7.26
Horizon Active Risk Assist - Class N *	1.43%	$1,000.00	$1,029.30	$7.25	$1,017.85	$7.21
Horizon Active Risk Assist - Class I **	1.17%	$1,000.00	$1,006.20	$2.63	$1,019.15	$5.91
Horizon Active Income - Class A *	1.24%	$1,000.00	$974.90	$6.12	$1,018.80	$6.26
Horizon Active Income - Class N *	1.24%	$1,000.00	$969.30	$6.10	$1,018.80	$6.26
Horizon Active Income - Class I **	0.99%	$1,000.00	$957.00	$2.17	$1,020.05	$5.00

* Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

** This Class commenced operations on September 9, 2016. Actual expenses Paid During Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 82 days, and divided by 366 (to reflect the number of days in the period). Hypothetical Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

Horizon Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

November 30, 2016

To the Shareholders and Board of Trustees of

Horizon Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments and schedules of options written, of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund (“Horizon Funds” or the “Funds”) as of November 30, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Funds’ financial statements and financial highlights for the years ended prior to November 30, 2016, were audited by other auditors whose report dated January 28, 2016, expressed an unqualified opinion on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Horizon Funds as of November 30, 2016, the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 25, 2017

Horizon Funds

IMPORTANT SUPPLEMENTAL INFORMATION

November 30, 2016

2016 TAX INFORMATION

The following information for the fiscal year ended November 30, 2016 for Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund is provided pursuant to provisions of the Internal Revenue Code.

For the fiscal year ended November 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Horizon Active Asset Allocation Fund	37%
Horizon Active Risk Assist Fund	74%
Horizon Active Income Fund	39%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2016, was as follows:

Horizon Active Asset Allocation Fund	39%
Horizon Active Risk Assist Fund	74%
Horizon Active Income Fund	41%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Horizon Active Asset Allocation Fund	34%

SHAREHOLDER STATEMENTS AND REPORTS

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-754-7932 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Horizon Funds

ADDITIONAL INFORMATION

November 30, 2016

Independent Trustees

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	3	Trustee, AdvisorOne Funds (13 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	3	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (since 2011), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	3	Trustee, Babson Capital Funds Trust (8 portfolios); Trustee, Babson Capital Global Short Duration High Yield Fund (1 portfolio).

Horizon Funds

ADDITIONAL INFORMATION (Continued)

November 30, 2016

Interested Trustees and Officers

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee; Indefinite Term of Office (since 2015) and President; Indefinite Term of Office (since 2015)	President and Chief Executive Officer of the Adviser since 2005; member since 1999.	3	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; Indefinite Term of Office (since 2015)	General Counsel and Chief Compliance Officer of the Adviser since 2014; Attorney with Kilpatrick Townsend & Stockton LLP (2008-2014).	Not Applicable	Not Applicable
Benjamin Johnson Year of Birth: 1978	Treasurer; Indefinite Term of Office (since 2015)	Managing Director of Operations and Finance of the Adviser since 2008.	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 13024 Ballantyne Corporate Place, Suite 225, Charlotte, North Carolina 28277.
**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

PRIVACY NOTICE

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◾ Social Security number and account information
◾ Account balance and transaction history
◾ Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds	We collect your personal information, for example, when you
collect my personal information?	◾ Open an account
◾ Provide account information
◾ Give us your contact information
◾ Make deposits or withdrawals from your account
◾ Make a wire transfer
◾ Tell us where to send the money
◾ Tell us who receives the money
◾ Show your government-issued ID
◾ Show your driver’s license
Why can’t I limit all sharing?	Federal law gives you the right to limit only
◾ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
◾ Affiliates from using your information to market to you
◾ Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
◾ Our affiliates include companies such as Horizon Investments, LLC
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies

◾     Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
◾ Horizon Funds does not jointly market.

Investment Adviser

Horizon Investments, LLC

13024 Ballantyne Corporate Place, Suite 225

Charlotte, NC 28277

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank N.A.

Custody Operations

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Todd Gaylord is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged Cohen Fund Audit Services to perform audit services, audit-related services, tax services and other services during the fiscal year 2016. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the fiscal year 2016 for audit fees, audit-related fees, tax fees and other fees by Cohen Fund Audit Services.

FYE 11/30/2016
Audit Fees	$42,000
Audit-Related Fees	$0
Tax Fees	$9,000
All Other Fees	$0

Prior to a reorganization into this registrant, the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund, and the Horizon Active Income Fund, had engaged Tait, Weller & Baker LLP to perform audit services, audit-related services, tax services and other services. The following table details the aggregate fees billed for the fiscal year 2015 for audit fees, audit-related fees, tax fees and other fees by Tait, Weller & Baker LLP.

FYE 11/30/2015
Audit Fees	$42,750
Audit-Related Fees	$0
Tax Fees	$9,825
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2016
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2015
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The amount of fees billed by Cohen Fund Audit Services applicable to non-audit fees were as follows:

Non-Audit Related Fees	FYE 11/30/2016
Registrant	$0
Registrant’s Investment Adviser	$0

The amount of fees billed by Tait, Weller & Baker LLP applicable to non-audit fees were as follows:

Non-Audit Related Fees	FYE 11/30/2015
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

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Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

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(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizon Funds

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President

Date: 1/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:1/17/17

By (Signature and Title)*	/s/ Benjamin Johnson
Benjamin Johnson, Treasurer and Principal Financial Officer

Date:1/23/17

*	Print the name and title of each signing officer under his or her signature.

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